Capital management	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Risk Management [Abstract]
Capital management

19. Capital management

The Company’s objectives when managing capital are to maintain financial flexibility in order to preserve its ability to meet financial obligations and continue as a going concern, and to deploy capital to provide future investment return to its shareholders.

The Company sets the amount and type of capital required relative to its assessment of risk and makes adjustments when necessary to respond to changes to economic conditions, the risk characteristics of the underlying assets, and externally imposed capital requirements. In order to maintain or modify its capital structure, the Company may issue new shares, seek other forms of financing, or sell assets to reduce debt.

The Company manages the following as capital:

	As at
	December 31, 2025	December 31, 2024
Share capital	388,730	389,717
Contributed surplus	39,117	37,424
Deficit	(354,043)	(345,508)
Credit facility	51,713	48,792
Debentures	31,886	35,287

There have been no changes in the Company’s definition of capital, capital management objectives, policies and processes during the year. There are certain capital requirements of the Company resulting from the Company’s credit facility that include financial covenants and ratios. Management uses these capital requirements in the decisions made in managing the level and make-up of the Company’s capital structure. The Company was in compliance with all of the financial covenants as at December 31, 2025 and December 31, 2024.